ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Oct. 16, 2023 $ / shares	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Oct. 16, 2023 ₪ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 ₪ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value | (per share)			$ 0.001	₪ 0.35	$ 0.001	₪ 0.35
Converted shares | $ / shares			$ 0.0629
Reverse stock split		1-for-35 reverse stock split	1-for-35 reverse stock split
Accumulated deficit | $		$ 86,074	$ 82,308		$ 71,044
Cash | $			11,800
Cash | $		$ 8,171	$ 11,825		$ 1,581
Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value | $ / shares	$ 0.001
Converted shares | $ / shares	$ 0.0629
Preferred stock, par value | ₪ / shares				₪ 0.35
Reverse stock split	1-for-35 reverse stock split